CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Aug. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 19, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 431	24,569	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		4,312,500
Accretion for Class A ordinary shares to redemption amount	$ 0		(24,569)	(25,002,422)	(25,026,991)
Net income (loss)	0	$ 0	0	(7,798,760)	(7,798,760)
Ending balance at Dec. 31, 2020	$ 0	$ 431	0	(32,801,182)	(32,800,751)
Ending balance (in shares) at Dec. 31, 2020	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	5,598,086	5,598,086
Ending balance at Dec. 31, 2021	$ 0	$ 431	$ 0	$ (27,203,096)	$ (27,202,665)
Ending balance (in shares) at Dec. 31, 2021	0	4,312,500